MERRILL LYNCH GROWTH FUND

	Supplement dated January 22, 1999
	To the Prospectus dated January 30, 1998

The disclosure set forth under "Management of the Fund -
Management and Advisory Arrangements" is modified as follows:

Effective January 22, 1999, the portfolio manager of the Fund is Stephen I. Silverman. Mr. Silverman has been a First Vice President of MLAM since 1997 and a Portfolio Manager thereof since 1983. He previously was Vice President of MLAM from 1983 to 1997.


		MERRILL LYNCH GROWTH FUND

	Supplement dated January 22, 1999
To the Statement of Additional Information dated
January 30, 1998

The disclosure set forth under "Management of the Fund -
Trustees and Officers" is modified as follows:

Stephen I. Silverman (48) - Senior Vice President and
Portfolio Manager of the Fund (1)(2) - First Vice President of MLAM since 1997 and a Portfolio Manager thereof since
1983; Vice President of MLAM from 1983 to 1997.